Investment In Associate - Summary Of Financial Information For Iso Energy (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Financial Information [Line Items]
Cash	$ 290,743	$ 134,447	$ 201,804
Marketable securities	0	5,775
Total assets	1,007,425	554,560
Current liabilities	27,912	16,567
Total liabilities	187,406	99,143
Loss from operations	70,168	(60,268)
Other comprehensive loss	(2,422)	(2,930)
Total comprehensive loss	67,746	(63,198)
IsoEnergy Ltd. [member]
Disclosure Of Detailed Information About Financial Information [Line Items]
Cash	37,033	19,913
Other current assets	1,192	212
Marketable securities	17,036	5,775
Non-current assets	291,937	71,215
Total assets	347,198	97,115
Current liabilities	3,617	2,622
Non-current liabilities	40,561	28,273
Total liabilities	44,178	30,895
Loss from operations	18,689	7,375
Other comprehensive loss	2,618	2,993
Total comprehensive loss	$ 21,307	$ 10,368